Related parties transactions and balances - Summary of outstanding balances with related parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			$ 26,720
Trade receivables [member] | Pampa energia S.A. [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			20,331
Trade receivables [member] | Pampa comercializadora S.A. [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			6,389
Other receivables [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 3,169	$ 186	575
Other receivables [member] | Pampa energia S.A. [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			20
Other receivables [member] | Veta escondida y rincon de aranda U.T.E [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			303
Other receivables [member] | APCO oil and gas international inc Suc.Arg [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			69
Other receivables [member] | APCO, Oil and gas international inc [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			183
Other receivables [member] | Riverstone vista capital partners L.P. [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		$ 186
Other receivables [member] | REL Amsterdam [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	2,355
Other receivables [member] | Aleph Midstream Holding L.P [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	814
Trade payable and accrued liabilities [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	24,839		1,226
Trade payable and accrued liabilities [member] | Pampa energia S.A. [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			674
Trade payable and accrued liabilities [member] | Pampa comercializadora S.A. [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			32
Trade payable and accrued liabilities [member] | Oleoductos del Valle SA [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			266
Trade payable and accrued liabilities [member] | APCO oil and gas international inc Suc.Arg [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			$ 254
Trade payable and accrued liabilities [member] | REL Amsterdam [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	24,032
Trade payable and accrued liabilities [member] | Aleph Midstream Holding L.P [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 807